                             PENN SERIES FUNDS, INC.
                         SUPPLEMENT DATED JUNE 15, 2005
                       TO THE PROSPECTUS DATED MAY 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
________________________________________________________________________

In the section entitled "SUB-ADVISERS," the information included under the heading "NEUBERGER BERMAN MANAGEMENT INC." on page 57 of the prospectus is hereby deleted and replaced with the following:

NEUBERGER BERMAN MANAGEMENT INC. Neuberger Berman Management Inc. ("Neuberger Berman") is sub-adviser to the MID CAP VALUE FUND. As sub-adviser, Neuberger Berman provides investment management services to the Fund. Neuberger Berman is located at 605 Third Avenue, 2nd Floor, New York, New York, 10158. As of December 31, 2004, Neuberger Berman and its affiliates had approximately $82.9 billion in assets under management. Neuberger Berman is a wholly-owned subsidiary of Neuberger Berman Inc. and an indirect wholly-owned subsidiary of Lehman Brothers Holdings, Inc.

S. Basu Mullick is a Vice President of Neuberger Berman and a Managing Director of Neuberger Berman, LLC. Mr. Mullick has managed the Fund since 2005 and has been a portfolio manager at Neuberger Berman since 1998.


                      ------------------------------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                             PENN SERIES FUNDS, INC.
                         SUPPLEMENT DATED JUNE 15, 2005
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI) AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.
________________________________________________________________________

In the section entitled "PORTFOLIO MANAGERS," the information included under the heading "NEUBERGER BERMAN MANAGEMENT INC." beginning on page 49 of the SAI is hereby deleted and replaced with the following:

NEUBERGER BERMAN MANAGEMENT INC. ("NEUBERGER BERMAN"): INVESTMENT SUB-ADVISER TO THE MID CAP VALUE FUND (THE "FUND").

COMPENSATION. Neuberger Berman compensates the Fund's portfolio manager. A portion of the compensation paid to the portfolio manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The portfolio manager is paid a base salary that is not dependent on performance. The portfolio manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the portfolio manager's compensation package, including: (i) whether the manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the portfolio manager is responsible.

FUND SHARES OWNED BY PORTFOLIO MANAGER. The portfolio manager did not beneficially own any shares of the Fund, as of May 31, 2005.

OTHER ACCOUNTS. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of May 31, 2005.

---------------------------- ------------------------------- --------------------------------------------------------
                                       REGISTERED                  OTHER POOLED
                                  INVESTMENT COMPANIES         INVESTMENT VEHICLES             OTHER ACCOUNTS
                             -------------------------------  ------------------------ ------------------------------
                                NUMBER                          NUMBER                    NUMBER
                                  OF                              OF         TOTAL          OF
           NAME                ACCOUNTS       TOTAL ASSETS     ACCOUNTS      ASSETS      ACCOUNTS      TOTAL ASSETS
---------------------------- ------------- ----------------- ------------- ----------- ------------- -----------------
S. Basu Mullick                   2         $2.57 billion         0            $0           0               $0
---------------------------- ------------- ----------------- ------------- ----------- ------------- -----------------

CONFLICTS OF INTERESTS. While the portfolio manager's management of other accounts may give rise to the conflicts of interest discussed below, Neuberger Berman believes that it has designed policies and procedures to appropriately address those conflicts. From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Fund and the management of other accounts, which might have similar investment objectives or strategies as the Fund or track the same index the Fund tracks. Other accounts managed by the portfolio manager may hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

As a result of the portfolio manager's day-to-day management of the Fund, the portfolio manager knows the size, timing and possible market impact of the Fund's trades. While it is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund, Neuberger Berman has policies and procedures to address such a conflict.

From time to time, a particular investment opportunity may be suitable for both the Fund and other types of accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. Neuberger Berman has adopted policies and procedures reasonably designed to fairly allocate investment opportunities. Typically, when the Fund and one or more of the other mutual funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties, transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds and accounts involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it.


                      ------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                             PENN SERIES FUNDS, INC.
                         SUPPLEMENT DATED JUNE 15, 2005
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI) AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

--------------------------------------------------------------------------------

RESIGNATION OF TWO MEMBERS OF THE COMPANY'S BOARD OF DIRECTORS.

A new SEC rule, which becomes effective January 26, 2006, requires at least 75% of a mutual fund's board to be comprised of directors who are not "interested persons" of the fund, as defined in the Investment Company Act of 1940 ("Independent Directors"). As of May 12, 2005, the Board of Directors of the Penn Series Funds, Inc. (the "Company") was comprised of seven members, four of whom were Independent Directors of the Company. At their May 12, 2005 meeting, the Board of Directors of the Company considered various alternatives to implement the new 75% board composition requirement. After discussion, the Board decided to accept the resignations of Larry L. Mast and Daniel J. Toran, two of the Company's non-Independent Directors. As a result of Messrs. Mast and Toran's resignations, Independent Directors now comprise more than 75% of the Company's Board of Directors (four of the five directors are Independent Directors).

In light of Messrs. Mast's and Toran's resignations, all information with respect to Larry L. Mast and Daniel J. Toran in the SAI is hereby deleted.



                                    * * * * *

               Please retain this Supplement for future reference.